Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2021
Deferred Revenue
Schedule of deferred revenue, by type
	March 31,
	2020	2021
Global Distribution System provider	351,974	381,736
Loyalty program	5,942	5,313
Total	357,916	387,049
Non-current	232,069	266,920
Current	125,847	120,129
Total	357,916	387,049

Summary of changes in deferred revenue

	March 31,
	2020	2021
At 1 April	675,711	357,916
Deferred during the year	-	229
Recorded in statement of profit or loss	(317,795)	62,060
Transferred to other financial liabilities (deposits)	-	(33,156)
At 31 March	357,916	387,049